COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14 — COMMITMENTS AND CONTINGENT LIABILITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs.  These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates.  Commitments may expire without being used.  Off-balance sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated.  The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance sheet risk was as follows at year end:

	December 31,2014		December 31,2013
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to make loans	$1,827	$221	$2,153	$250
Unused lines of credit and letters of credit	181	8,633	189	10,005

Commitments to make loans are generally made for periods of 120 days or less.  At December 31, 2014, the fixed rate loan commitments have interest rates ranging from 1.88% to 4.38% and the commitments are to extend credit ranging from 5 to 30 years.

The Bank has previously sold fixed rate mortgages to Fannie Mae and Freddie Mac with and without recourse.  Recourse obligations on sold loans are recorded at fair value.

	December 31,2014		December 31,2013
	Contract	Carrying	Contract	Carrying
	Amount	Value	Amount	Value

Loans sold with recourse	$8	$8	$10	$10

In the normal course of business, there are various outstanding contingent liabilities, such as claims and legal actions that are not reflected in the financial statements.  In the opinion of management, no material losses are anticipated as a result of these actions or claims.